Convertible Debentures and Fair Value Measurements (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 20, 2022	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 04, 2021	Feb. 23, 2021	Jan. 25, 2021
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Issued		12.50%	12.50%
Convertible debentures		$ 11,812			$ 28,000	$ 28,000				$ 3,656
Net proceeds	$ 2,918		$ 9,612
Deducting fees and expenses			$ 888
Aggregate principal issued								$ 562	$ 3,367	$ 7,883
Interest rate			12.00%
Extension amount percentage			110.00%
Annual rate			120.00%	15.00%
Prepayment percentage			130.00%
Aggregate price			$ 5,000
Offering price per share percentage			70.00%
Fair value			$ 10,500
Credit risk			21,703
Interest expenses			1,284
Related party holders			410	$ 500
Nonrelated party holders			$ 874
Warrants rights to purchase (in Shares)			3,281,250	1,905,853			1,905,853
Warrant issued (in Shares)			253,476
Previously Reported [Member]
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Estimated fair value			$ 32,203